Loans, Impaired Loans, and Allowance for Credit Losses - Additional Information (Detail) - CAD ($) $ in Millions	Jan. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about borrowings [abstract]
Foreclosed assets held for sale	$ 114	$ 121